Income taxes, Operating Tax Loss Expiration (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Tax Loss Expiration [Abstract]
2033	$ 87	$ 87
2034	225	225
2035	82	82
2036	105	105
2037	106	106
2038	31,732	318
2039	24,288	780
2040	14,195	1,733
2041	11,226	11,226
2042	163,531	0
Total	$ 245,577	$ 14,662